Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting
Schedule of reportable segments for purposes of assessing performance

	2022			2021
	Mining	Energy	Total	Mining	Energy	Total
Revenue	$982.1	$333.6	$1,315.7	$1,090.5	$209.5	$1,300.0

Expenses
Costs of sales	$160.3	$16.6	$176.9	$166.6	$11.7	$178.3
Depletion and depreciation	217.6	68.0	285.6	239.5	57.9	297.4
Segment gross profit	$604.2	$249.0	$853.2	$684.4	$139.9	$824.3

	2022	2021
Total segment gross profit	$853.2	$824.3

Other operating expenses (income)
General and administrative expenses	$22.5	$19.6
Share-based compensation expense	10.1	11.2
Impairment reversals	-	(68.0)
Gain on sale of gold bullion	(0.7)	(1.4)
Depreciation	0.6	2.2
Foreign exchange (gain) loss and other (income) expenses	(3.6)	3.0
Income before finance items and income taxes	$824.3	$857.7

Finance items
Finance income	$12.6	$3.7
Finance expenses	(3.2)	(3.6)
Net income before income taxes	$833.7	$857.8

Schedule of geographical revenue and royalty, stream and working interests information

	2022	2021
Latin America
Peru	$186.0	$228.2
Chile	128.8	116.5
Panama	223.3	235.0
Brazil	40.7	59.4
Other	81.0	90.1
United States	327.5	270.3
Canada	205.9	186.9
Rest of World	122.5	113.6
	$1,315.7	$1,300.0

	2022	2021
Latin America
Panama	$1,219.7	$1,268.0
Peru	769.6	844.2
Brazil	476.1	519.2
Chile	469.0	460.1
Other	138.8	150.4
United States	1,143.3	1,188.3
Canada	542.6	515.8
Rest of World	168.4	203.3
	$4,927.5	$5,149.3